Significant Accounting Policies - Schedule of Changes in the Allowance for Credit Losses (Details) - Consolidated Entity, Excluding VIE [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	$ 1,501	$ 1,130
Current period provision	3,180	762
Write offs	(118)	(330)
Recoveries collected	(903)	(61)
Balance at year end	$ 3,660	$ 1,501